Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loan portfolio aging analysis
30 to 59 Days Past Due	$ 2,692	$ 7,704
60 to 89 Days Past Due	2,853	2,154
Greater Than 90 Days	28,063	41,271
Total Past Due	33,608	51,129
Current	896,827	1,051,705
Net loans receivable held for investment	930,435	1,102,834
Total loans >90 Days & Accruing	7,114	0
Residential [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	1,727	3,678
60 to 89 Days Past Due	1,439	1,875
Greater Than 90 Days	16,430	10,407
Total Past Due	19,596	15,960
Current	312,724	314,117
Net loans receivable held for investment	332,320	330,077
Total loans >90 Days & Accruing	5,183	0
Residential Held For Sale [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	1
Greater Than 90 Days	0	1
Total Past Due	0	2
Current	163,834	115,432
Net loans receivable held for investment	163,834	115,434
Total loans >90 Days & Accruing	0	0
Commercial Real Estate [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	217	4,013
60 to 89 Days Past Due	714	0
Greater Than 90 Days	6,082	5,671
Total Past Due	7,013	9,684
Current	312,259	396,061
Net loans receivable held for investment	319,272	405,745
Total loans >90 Days & Accruing	0	0
Construction and development [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	567	0
60 to 89 Days Past Due	633	259
Greater Than 90 Days	5,487	17,056
Total Past Due	6,687	17,315
Current	83,002	144,706
Net loans receivable held for investment	89,689	162,021
Total loans >90 Days & Accruing	1,931	0
Commercial [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	8,067
Total Past Due	0	8,067
Current	17,567	72,488
Net loans receivable held for investment	17,567	80,555
Total loans >90 Days & Accruing	0	0
Installment [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	181	13
60 to 89 Days Past Due	67	19
Greater Than 90 Days	64	69
Total Past Due	312	101
Current	7,441	8,901
Net loans receivable held for investment	7,753	9,002
Total loans >90 Days & Accruing	$ 0	$ 0